INCOME TAXES (Narrative) (Details) $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
INCOME TAXES
Income tax paid	$ 289,529			$ 350,583	$ 108,099
Valuation allowance	1,238			1,060	$ 816	$ 709
Deferred tax liabilities	$ 10,150			$ 80,540
Percentage of distributable profit recorded as deferred tax liability	15.50%	15.50%	15.50%
Withholding taxes	$ 9,000
Statutory enterprise income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ 818,474			$ 3,056,889	$ 1,034,948
State Administration of Taxation, China
INCOME TAXES
Statutory enterprise income tax rate	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ 974,300			3,352,200	1,046,200
PRC state council, income tax rate	10.00%	10.00%	10.00%
HONG KONG
INCOME TAXES
Amount of profit for which rate of tax changes		$ 2
Minimum income tax rate	8.25%	8.25%	8.25%
Maximum income tax rate	16.50%	16.50%	16.50%
Outside PRC
INCOME TAXES
Statutory enterprise income tax rate	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ 155,800			$ 295,300	$ 11,300
Xinjiang Daqo
INCOME TAXES
Income tax paid | ¥			¥ 0.1
Percentage of distributable profit recorded as deferred tax liability	15.50%	15.50%	15.50%	40.24%	20.18%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%
Minimum dividend distribution (in percent)	30.00%
Inner Mongolia Daqo New Energy
INCOME TAXES
Preferential tax rate	15.00%	15.00%	15.00%
Chongqing Daqo New Energy Co., Ltd
INCOME TAXES
Valuation allowance	$ 18,700			$ 19,200	$ 20,500